ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
ASSETS HELD FOR SALE AND LIABILITIES HELD FOR SALE
Schedule of consolidated balance sheet

	At December 31,
	2020	2021
Assets classified as held for sale
Cash and cash equivalents	$53,899	$—
Accounts receivable, net	184,920	—
Value added tax recoverable	158,213	—
Prepaid expenses and other current assets	23,075	—
Property, plant and equipment, net	2,169,527	—
Operating lease right-of-use asset	—	—
Impairment of assets(1)	(318,619)	—

Total assets classified as held for sale	2,271,015	—

Liabilities classified as held for sale
Accounts payable	—	—
Other current liabilities	1,659,753	—
Operating lease liabilities	—	—
Failed sales leased back and finance lease liability	529,012	—

Total liabilities classified as held for sale	$2,188,765	$—
(1)	As a result of the acquisition agreement, the Company reassessed the value of net assets on the solar power plant to the lower of carrying amount or fair value less cost to sell. As of December 31, 2020, the impairment loss of $318,619 has been applied to reduce the carrying amount of these assets classified as held for sale.